DESCRIPTION OF BUSINESS (Details Narrative) - Number	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of reportable segments	1	1